SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Cash equivalents		$ 0	$ 0
Cash and marketable securities held in trust account		50,772,949	104,162,029
Franchise tax		$ 200,000	$ 195,138
Effective tax rate		(2405.29%)	193.08%
Tax rate percentage	1.00%	21.00%	21.00%
Income tax accrued		$ 634,874	$ 285,662
Excise tax percentage	1.00%
Excise tax liability		584,031
Minimum net tangible asset upon consummation of business combination		$ 5,000,001
Share redemption per share		$ 10.15
Common stock subject to possible redemption, shares		4,522,582	10,159,069
Federal depository insurance coverage amount		$ 250,000
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Common stock subject to possible redemption, shares		4,522,582	10,159,069